CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (FY) - USD ($) $ in Thousands	Total	Class A Common Stock	Class B Common Stock	Total Stockholders' Deficit		Common Stock Class A Common Stock		Common Stock Class B Common Stock		Additional Paid-in Capital		Retained Earnings		Non- controlling Interest		Members' Deficit		Warrant
Beginning balance (in shares) at Dec. 31, 2018						0		0
Beginning balance at Dec. 31, 2018	$ (73,403)			$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ (73,403)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(11,230)															(11,230)
Member distributions	(21,625)															(21,625)
Ending balance (in shares) at Dec. 31, 2019		0	0			0		0
Ending balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities	0
Net income (loss)	757					0		0								757
Member distributions	(170)					$ 0		$ 0								(170)
Ending balance (in shares) at Mar. 31, 2020						0		0
Ending balance at Mar. 31, 2020	(105,671)			0		$ 0		$ 0		0		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities	0
Beginning balance (in shares) at Dec. 31, 2019		0	0			0		0
Beginning balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	4,153
Ending balance at Sep. 30, 2020	(80,070)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities	(3,840)
Beginning balance (in shares) at Dec. 31, 2019		0	0			0		0
Beginning balance at Dec. 31, 2019	(106,258)			0		$ 0		$ 0		0		0		0		(106,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(13,714)			(7,351)								(7,351)		(5,018)		(1,345)
Member distributions	(162)													8		(170)
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) (in shares)						32,294,000		25,857,000
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) As Restated	20,491			(46,635)		$ 3		$ 3		(50,846)		4,205		(40,647)		107,773
DMSH units issued in SmarterChaos acquisition (Note 8)	3,000			1,861						1,861				1,139
Stock-based compensation	$ 958			958						958
Working capital adjustment related to Business Combination (Note 2)						$ 99		$ 142
Ending balance (in shares) at Dec. 31, 2020	0	32,392,576	25,999,464			32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	$ (95,685)			(51,167)	[1]	$ 3		$ 3	[1]	(48,027)	[1]	(3,146)	[1]	(44,518)	[1]	0	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments related to proceeds from business combination										7,100		5,100
Change in fair value of warrant liabilities	8,840																	$ 9,850
Payments of Stock Issuance Costs																		$ 400
Beginning balance at Sep. 30, 2020	(80,070)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (17,867)
Ending balance (in shares) at Dec. 31, 2020	0	32,392,576	25,999,464			32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	$ (95,685)			(51,167)	[1]	$ 3		$ 3	[1]	(48,027)	[1]	(3,146)	[1]	(44,518)	[1]	$ 0	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities	12,680
Net income (loss)	(212)			(119)								$ (119)		(93)
Member distributions	(21)													(21)
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) (in shares)						1
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) As Restated	17			17						17
DMSH units issued in SmarterChaos acquisition (Note 8)	15,000			9,384						9,384				$ 5,616
Stock-based compensation	1,365			$ 1,365						$ 1,365
Ending balance (in shares) at Mar. 31, 2021		33,687,000	25,999,000			33,687,000		25,999,000
Ending balance at Mar. 31, 2021	(79,536)					$ 3		$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities	$ 315

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.